Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 11/30/2012	PAGE 1

A.	DATES					Begin	End	# days

1	Payment Date						12/17/2012
2	Collection Period					11/1/2012	11/30/2012	30
3	Monthly Interest Period-Actual					11/15/2012	12/16/2012	32
4	Monthly Interest - Scheduled					11/15/2012	12/14/2012	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	99,210,000.00	0.00	—	—	—	—	—
6	Class A-2 Notes	249,050,000.00	71,862,449.25	—	—	19,288,840.48	52,573,608.77	0.2110966
7	Class A-3 Notes	249,450,000.00	249,450,000.00	—	—	—	249,450,000.00	1.0000000
8	Class A-4 Notes	86,660,000.00	86,660,000.00	—	—	—	86,660,000.00	1.0000000
9	Total Class A Notes	684,370,000.00	407,972,449.25	0.00	0.00	19,288,840.48	388,683,608.77
10	Class B Notes	32,390,000.00	32,390,000.00	—	—	—	32,390,000.00	1.0000000

11	Total Notes	$716,760,000.00	440,362,449.25	$0.00	$0.00	$19,288,840.48	421,073,608.77

	Overcollateralization
12	Exchange Note	80,993,080.08	80,993,080.08				80,993,080.08
13	Series 2011-A Notes	12,177,720.75	24,297,924.03				24,297,924.03

14	Total Overcollateralization	93,170,800.83	105,291,004.11				105,291,004.11
15	Total Target Overcollateralization	$105,291,004.11	105,291,004.11				105,291,004.11

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
16	Class A-1 Notes	0.30137%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	0.81000%	48,507.15	0.1947687	19,288,840.48	77.4496707	0.00
18	Class A-3 Notes	1.49000%	309,733.75	1.2416667	0.00	0.0000000	0.00
19	Class A-4 Notes	1.78000%	128,545.67	1.4833334	0.00	0.0000000	0.00
20	Total Class A Notes		486,786.57	0.7112915	19,288,840.48	28.1848130	0.00
21	Class B Notes	2.10000%	56,682.50	1.7500000	0.00	0.0000000	0.00

22	Totals		543,469.07	0.7582302	19,288,840.48	26.9111564	0.00

		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	728,937,721.00	491,088,108.02				473,728,151.59

	Reference Pool Balance Data		Initial	Current
24	Discount Rate		4.00%	4.00%
25	Aggregate Securitization Value		809,930,800.83	526,364,612.88
26	Aggregate Base Residual Value (Not Discounted)		537,958,155.81	442,385,518.40

			Units	Securitization Value
27	Securitization Value - Beginning of Period		33,903	545,653,453.36
28	Depreciation/Payments			(7,334,511.37)
29	Gross Credit Losses		(49)	(706,206.60)
30	Scheduled & Early Terminations		(335)	(4,451,961.64)
31	Payoff Units & Lease Reversals		(400)	(6,796,160.87)
32	Repurchased Leases		—	—

33	Securitization Value - End of Period		33,119	526,364,612.88

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 11/30/2012	PAGE 2

C.	SERVICING FEE

34	Servicing Fee Due				454,711.21

35	Unpaid Servicing Fees - Prior Collection Periods				0.00

36	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				(14,526.64)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
37	Required Reserve Account Balance (1.00% of Initial Securitization Value)				8,099,308.01
38	Beginning Reserve Account Balance				8,099,308.01
39	Ending Reserve Account Balance				8,099,308.01

E.	POOL STATISTICS

	Delinquencies Aging Profile - End of Period	Units	Percentage	Securitization Value
40	Total Active Units (Excluding Inventory)	32,424	99.31%	516,592,761.78
41	31 - 60 Days Delinquent	191	0.58%	2,947,324.85
42	61 - 90 Days Delinquent	28	0.09%	394,861.16
43	91+ Days Delinquent	5	0.02%	39,507.45

44	Total	32,648	100.00%	519,974,455.24

45	Current Period Net Residual Losses/(Gains)				(170,794.47)

46	Current Period Net Credit Losses/(Gains)				31,068.12

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 11/30/2012	PAGE 3

F.	EXCHANGE NOTE COLLECTION ACCOUNT
	COLLECTED AMOUNTS

47	Collected Amounts	23,231,763.38

48	Investment Earnings on Collection Account	2,264.52

49	Total Collected Amounts, prior to Servicer Advances	23,234,027.90

50	Servicer Advance	0.00

51	Total Collected Amounts - Available for Distribution	23,234,027.90

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

52	Servicing Fee	454,711.21
53	Interest on the Exchange Note - to the Trust Collection Account	859,404.19
54	Principal on the Exchange Note - to the Trust Collection Account	17,359,956.43
55	Trust Collection Account Shortfall Amount - to the Trust Collection Account	3,378,982.79
56	Remaining Funds Payable to Trust Collection Account	1,180,973.28

57	Total Distributions	23,234,027.90

G.	TRUST COLLECTION ACCOUNT AVAILABLE FUNDS

58	Available Funds	22,779,316.69

59	Investment Earnings on Reserve Account	883.30

60	Reserve Account Draw Amount	0.00

61	Total Available Funds - Available for Distribution	22,780,199.99

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

62	Administration Fee	22,735.56
63	Class A Noteholders’s Interest Distributable Amount	486,786.57
64	Noteholders’ First Priority Principal Distributable Amount	0.00
65	Class B Noteholders’s Interest Distributable Amount	56,682.50
66	Noteholders’ Second Priority Principal Distributable Amount	0.00
67	Amount to Reinstate Reserve Account to Required Reserve Account Balance	0.00
68	Noteholders’ Regular Principal Distributable Amount	19,288,840.48
69	Remaining Funds Payable to Certificateholder	2,925,154.88

70	Total Distributions	22,780,199.99